Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Mohawk Industries Retirement Savings Plan 2 (the Plan) in preparing its financial statements.

(a) Basis of Presentation
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting and present the net assets available for plan benefits and changes in those net assets.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b) Investments
The Mohawk Industries Retirement Plan 1 Master Trust and Mohawk Industries Retirement Plan 2 Master Trust (Master Trust) was established on January 1, 2007. As of December 31, 2025 and 2024, the Plan’s investments consist of its interest in the net assets of the Master Trust. The Master Trust is an arrangement by which investments of the Plan and one other Mohawk Carpet, LLC defined-contribution plan share a trust (see note 5). The Plan’s investment in the Master Trust is based on its equity share of the Master Trust’s net assets.
The Master Trust’s investments are stated at fair value. Fair value of registered investment companies and common stocks is based on the quoted market or redemption values on the last business day of the Plan year. Securities traded on a national securities exchange are valued at the closing market price on the last business day of the Plan year. The Plan’s interest in a common collective fund is valued at net asset value ("NAV") provided by the fund's trustee as a practical expedient to estimate fair value. The NAV is based upon the fair value of the underlying investments held by the respective fund less its liabilities. This practical expedient would not be used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
The Plan presents in the statement of changes in net assets available for plan benefits the Plan’s interest in income (loss) of the Master Trust, which consists primarily of the realized net gains (losses) on the fair value of the Master Trust investments and the unrealized net appreciation (depreciation) on those investments.
The Plan provides for investing in numerous funds, which invest in various types of investment securities and in various companies in various markets. Investment securities, generally, are exposed to several risks, such as interest rate, market, and credit risks. Due to the level of risk associated with the funds, it is reasonably possible that changes in the values of the funds will occur in the near term and such changes could materially affect the amounts reported in the financial statements and supplemental schedule of assets (held at end of year).